Leases (Details) - Schedule of information about leases on our consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of information about leases on our consolidated balance sheets [Abstract]
Operating lease right-of-use assets	$ 2,497	$ 2,008
Operating lease liabilities, current	798	779
Operating lease liabilities, noncurrent	$ 1,891	$ 1,256